Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 648,950	$ 55,756
Accumulated Amortization	(93,020)	(21,817)
Net	555,930	33,939
Amortization expense	$ 68,100	$ 9,500	$ 6,300
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Amortization Period	7 years 3 months 26 days
Gross Carrying Amount	$ 439,624
Accumulated Amortization	(37,704)
Net	$ 401,920
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Amortization Period	2 years 3 months 26 days	2 years 4 months 6 days
Gross Carrying Amount	$ 72,268	$ 43,753
Accumulated Amortization	(33,179)	(21,188)
Net	$ 39,089	$ 22,565
Gaming licenses
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Amortization Period	3 years 5 months 16 days	4 years 10 months 10 days
Gross Carrying Amount	$ 23,685	$ 12,003
Accumulated Amortization	(6,354)	(629)
Net	$ 17,331	$ 11,374
Trademarks and tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Amortization Period	2 years 9 months 26 days
Gross Carrying Amount	$ 6,537
Accumulated Amortization	(1,123)
Net	$ 5,414
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Amortization Period	4 years 3 months 26 days
Gross Carrying Amount	$ 106,836
Accumulated Amortization	(14,660)
Net	$ 92,176